Reporting Entity	6 Months Ended
Jun. 30, 2022
Disclosure of Reporting Entity [Abstract]
Reporting entity

1. Reporting entity

Cazoo Group Ltd (the “Company”) is an exempted company incorporated under the laws of the Cayman Islands on March 24, 2021. The Company’s registered office is at PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Company’s principal executive office is at 41 Chalton Street, London, NW1 1JD, United Kingdom. The Group’s principal activity is the operation of an e-commerce platform for buying and selling used cars.

The unaudited condensed consolidated interim financial statements incorporate the accounts of the Company and entities controlled by the Company (“its subsidiaries”). The term “Group” means, prior to closing of the Transaction, Cazoo Holdings Limited, a private limited company organized under the law of England and Wales (“Cazoo Holdings”) and its consolidated subsidiaries and, for periods subsequent to closing of the Transaction, Cazoo Group Ltd and its subsidiaries.

The Transaction

On March 29, 2021, Ajax I, a Cayman Islands exempted company (“Ajax”), Cazoo Holdings and Capri Listco, a Cayman Islands exempted company (“Listco”), entered into the Business Combination Agreement (the “Business Combination Agreement”), as amended by the First Amendment thereto, dated as of May 14, 2021 which, among other things, provided that (i) Ajax would merge with and into the Company, with the Company continuing as the surviving company, (ii) the Company would acquire all of the issued and outstanding shares of Cazoo Holdings via exchange for a combination of shares of the Company and cash consideration and (iii) the Company would become tax resident in the UK following the consummation of the Transaction.

Upon consummation of the Transaction, shareholders of Ajax and Cazoo Holdings became shareholders of Listco, and Listco changed its name to “Cazoo Group Ltd.” Upon consummation of the Transaction Class A ordinary shares, par value $0.0001 per share (the “Class A Shares”) and warrants of Cazoo Group Ltd became listed on the NYSE under the symbols “CZOO” and “CZOO WS,” respectively.

The unaudited condensed consolidated interim financial statements are prepared as a continuation of the financial statements of Cazoo Holdings, the accounting acquirer, with a recapitalization to reflect the capital structure of Cazoo Group Ltd. The 2021 comparatives are based on the operations of Cazoo Holdings prior to the Transaction.